Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
OPERATING ACTIVITIES
Loss for the period	$ (1,198)	$ (560)
Items not affecting cash:
Amortization	2	3
Share based payments	884
Interest income		(18)
Changes in working capital	(293)	(33)
Other:
Interest received		11
Net cash used in operating activities	(605)	(597)
INVESTING ACTIVITIES
Expenditures on exploration and evaluation assets	(296)	(395)
Short-term investments		1,000
Net cash provided by (used in) investing activities	(296)	605
FINANCING ACTIVITIES
Net cash provided by financing activities
Change in cash equivalents for the period	(901)	8
Cash and cash equivalents, beginning of the period	1,098	339
Cash and cash equivalents, end of the period	$ 197	$ 347